Subsequent Events (Notes)	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTS
Amendments to Existing Revolving Credit Facility Agreement
On January 17, 2020, the Company and certain of its subsidiaries entered into an amendment to its Credit Facility to facilitate the N&B transaction and the related guarantee or assumption by the Company of indebtedness to be incurred by N&B, in connection with the Company’s pending transaction with N&B by, among other things, providing that after the closing date of the transaction, the Company’s maximum permitted ratio of Net Debt to Consolidated EBITDA shall be 4.50 to 1.0, stepping down to 3.50 to 1.0 over time (with a step-up if the Company consummates certain qualified acquisitions).
Amendments to Existing Term Loan Agreement
On January 17, 2020, the Company and certain of its subsidiaries entered into an amendment to its Term Loan to facilitate the N&B transaction and the related guarantee or assumption by the Company of indebtedness to be incurred by N&B, in connection with the Company’s pending transaction with N&B by, among other things, providing that after the closing date of the transaction, the Company’s maximum permitted ratio of Net Debt to Consolidated EBITDA shall be 4.50 to 1.0, stepping down to 3.50 to 1.0 over time (with a step-up if the Company consummates certain qualified acquisitions).